Long-Term Debt - Schedule of Principal Repayments of Long-Term Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
2017	$ 0
2018	97,430
2019	4,595,000
2020	2,200,000
2021	2,170,832
2022 and thereafter	5,459,899
Total principal repayments	14,523,161
Unamortized discounts, premium and prepaid issuance costs	(325,077)
Total Intelsat S.A. long-term debt	$ 14,198,084	$ 14,611,379